Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and share premium
Summary of share capital authorized

					Nominal
		Number of	Nominal value	Number of	value of
		ordinary	of ordinary	preferred	preferred
	Note	shares	shares	shares	shares
			US$’000		US$’000
Authorized:

As of January 1, 2020		2,286,497,400	46	213,502,600	4
Re-designation upon issuance of Series D-2 preferred shares	(i)	(6,829,500)	—	6,829,500	—
Conversion of preferred shares into ordinary shares	(ii)	220,332,100	4	(220,332,100)	(4)

As of December 31, 2020, 2021 and 2022		2,500,000,000	50	—	—

Summary of share capital issued

		Number of	Nominal value of
		ordinary	ordinary shares		Share
	Note	shares	(Share capital)		premium
			US$’000	RMB’000	RMB’000
Issued:

As of January 1, 2020		141,478,000	3	17	—
Issuance of ordinary shares upon IPO	(ii)	80,000,000	2	11	1,657,782
Conversion of preferred shares into ordinary shares	(ii)	220,332,100	4	31	4,999,780
As of December 31, 2020		441,810,100	9	59	6,657,562

As of January 1, 2021		441,810,100	9	59	6,657,562
Exercise of awards	27(a)	11,164,880	—	2	53,672

As of December 31, 2021		452,974,980	9	61	6,711,234

As of January 1, 2022		452,974,980	9	61	6,711,234
Exercise of awards	27(a)	3,993,550	—	—	23,671

As of December 31, 2022		456,968,530	9	61	6,734,905

Note:

(i)	In February 2020 the Company further issued 6,829,500 Series D-2 preferred shares for a cash consideration of US$10 million.
(ii)	On June 19, 2020, 16,000,000 ADSs (representing 80,000,000 ordinary shares) were offered by the Company upon their listing on NASDAQ. Simultaneously all the 220,332,100 then preferred shares of the Company were converted into ordinary shares.